Segment Information	3 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Segment Information

Note 6—Segment Information

The Company is managed and operated as one business unit. Accordingly, no additional information on business segments or geographical areas is disclosed apart from revenue on geographical areas as disclosed above.